Life Insurance Operations - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortization of policy acquisition costs charged to income	$ 116	¥ 9,661	¥ 10,994	¥ 11,771